PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:- PROPERTY AND EQUIPMENT, NET

	December 31,
	2023	2022
Cost:

Computer, peripheral equipment and software	$112,320	$108,914
Office furniture and equipment	14,187	14,034
Leasehold improvements	8,268	8,185

	134,775	131,133
Accumulated depreciation:

Computer, peripheral equipment and software	98,199	92,918
Office furniture and equipment	11,993	11,374
Leasehold improvements	6,362	5,773

	116,554	110,065

Property and equipment, net	$18,221	$21,068

Depreciation expenses for the years ended December 31, 2023, 2022 and 2021 were $8,276, $7,986 and $8,339, respectively.